Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Oldham Seals Group Limited
Business Combination [Line Items]
Schedule of Underlying Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$10,690
Accounts receivable	1,979
Inventories	2,064
Prepaid expenses and other current assets	524
Property, plant and equipment	4,842
Operating lease right-of-use assets	2,005
Intangible assets	54,532
Goodwill	58,586
Total assets acquired	135,222
Accounts payable	1,651
Operating lease liabilities, current	442
Accrued expenses and other current liabilities	1,308
Operating lease liabilities, noncurrent	1,467
Deferred tax liabilities	14,924
Total liabilities assumed	19,792
Net assets and liabilities	$115,430

Spira Manufacturing Corporation
Business Combination [Line Items]
Schedule of Underlying Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$1,205
Accounts receivable	1,332
Inventories	2,854
Property, plant and equipment	2,635
Operating lease right-of-use assets	3,098
Intangible assets	21,700
Goodwill	27,933
Total assets acquired	60,757
Accounts payable	146
Contract liabilities	1,083
Operating lease liabilities, current	460
Accrued expenses and other current liabilities	305
Operating lease liabilities, noncurrent	2,638
Deferred tax liabilities	5,658
Total liabilities assumed	10,290
Net assets and liabilities	$50,467

Arxis Businesses Transaction [Member]
Business Combination [Line Items]
Schedule of Underlying Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$46,900
Accounts receivable	139,756
Contract assets	13,837
Inventories	251,426
Prepaid expenses and other current assets	33,734
Property, plant and equipment	334,462
Intangible assets	1,797,352
Goodwill	1,778,438
Operating lease right-of-use assets	24,714
Other assets	39,730
Total assets acquired	4,460,349
Accounts payable	31,380
Contract liabilities, current	4,911
Operating lease liabilities, current	4,420
Debt, current	14,382
Accrued expenses and other current liabilities	97,253
Debt, noncurrent	1,454,776
Contract liabilities, noncurrent	2,435
Operating lease liabilities, noncurrent	19,916
Deferred tax liabilities	306,039
Other long-term liabilities	134,940
Total liabilities assumed	2,070,452

Estimated Fair Value
Net assets and liabilities	$2,389,897

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The following table presents the amounts allocated to the intangible assets identified at the acquisition date and the estimated useful lives:

	Weighted-Average Remaining Useful Lives (in years)	Estimated Fair Value
Trademarks	17	$176,500
Customer relationships	24	1,337,200
Patents and technology	17	283,652
Total intangible assets acquired		$1,797,352

Business Acquisition, Pro Forma Information

The following unaudited pro forma financial information summarizes the Combined Results of Operations of the Company, and both Connector TopCo, L.P. and Ovation TopCo, L.P., as if each had been acquired as of January 1, 2023:

	Year Ended December 31,
	2024	2023
Revenue	$1,389,563	$1,237,918
Net loss	$(196,078)	$(222,281)

RMB Products, Inc.
Business Combination [Line Items]
Schedule of Underlying Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$1,416
Accounts receivable	3,292
Inventories	5,725
Prepaid expenses and other current assets	2,632
Property, plant and equipment	5,738
Intangible assets	17,700
Goodwill	28,871
Operating lease right-of-use assets	5,991
Total assets acquired	71,365
Accrued expenses and other current liabilities	11,865
Operating lease liabilities, noncurrent	5,726
Deferred tax liabilities	5,156
Total liabilities assumed	22,747
Net assets and liabilities	$48,618

M-Wave Design Corporation
Business Combination [Line Items]
Schedule of Underlying Assets Acquired and Liabilities Assumed

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$1,202
Accounts receivable	672
Inventories	423
Property, plant and equipment	56
Intangible assets	9,400
Goodwill	1,675
Total assets acquired	13,428
Accounts payable	101
Accrued expenses and other current liabilities	38
Contract liabilities	931
Total liabilities assumed	1,070
Net assets and liabilities	$12,358